S-K 1603(a) SPAC Sponsor - Cantor EP Holdings III, LLC [Member]	Mar. 27, 2026 USD ($) $ / shares shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Cantor EP Holdings III, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement
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The Sponsor, CAEP’s officers and directors and their Affiliates are entitled to reimbursement for any out-of-pocket expenses incurred by them in connection with certain activities on CAEP’s behalf, such as identifying, investigating, negotiating and completing a business combination. If CAEP does not complete a business combination by the end of the Combination Period, CAEP may not have the cash necessary to reimburse these expenses. As of December 31, 2025, none of the Sponsor, CAEP’s officers and directors or their Affiliates has incurred any such expenses which would be reimbursed at Closing; and

Securities Issued or to be Issued, Shares | shares	6,900,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10